Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2023 and 2022.

(in €‘000)	Interest rate	Maturity	December 31, 2023	December 31, 2022
Renewed facility	Euribor* + 3.9%**	December 19, 2027	350,722	269,033
Total***			350,722	269,033
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% for the first time in December 2025.
***During the year ended December 31, 2022, the Group had an old facility, which was settled with the proceeds from the renewed facility. In addition, the Group had two shareholder loans, which were either settled or converted to equity during the year ended December 31, 2022. Refer to the paragraphs below for details.
Old facility (senior debt)
In May 2019, the Group entered into the old facility agreement with a group of lenders to finance its operations. The principal terms and conditions of the old facility were as follows:
•a facility of €120,000 thousand;
•drawdown stop when conditions precedent (covenant ratios) are not met;
•repayment in full at maturity date;
•commitment fee per year equals to 35% of the applicable margin. For the year ended December 31, 2022, the commitment fee was 1.75% per year (equal to 35% of the contractual margin of 5%).
The Group has utilized the maximum amount of credit as allowed under the old facility as of December 2, 2021, as such no additional commitment fees were incurred after this date.
Exercise of old facility accordion feature
On July 28, 2022, the Group has expanded its old €120,000 thousand facility by an additional €50,000 thousand through an accordion feature with the group of lenders within the original old facility agreement. The main terms and conditions of the old facility remained effective upon exercising the accordion feature. Under the original terms, the old facility was due to expire in May 2026.
The exercise of the accordion feature was made in the context of the anticipated refinancing of the old facility in December 2022 and was accounted for as modification of the former financial liability. The loss on modification amounted to €1,730 thousand for the year ended December 31, 2022 and was recognized in the consolidated statement of profit and loss, within finance income/(costs). Refer to Note 12 for details.
Refinancing of the old facility with the renewed facility
On December 19, 2022, the Group has entered into the renewed facility agreement with a group of lenders led by Société Générale and Banco Santander, increasing the total available facility by €230,000 thousand to €400,000 thousand, to further support its growth. The renewed facility consists of:
i.€170,000 thousand used to settle the old facility;
ii.up to €200,000 thousand to be used for financing and refinancing certain capital expenditures and permitted acquisitions (and for other permitted debt servicing uses); and
iii.up to €30,000 thousand to be used for issuance of guarantees and letters of credit (and when utilized by way of letters of credit, for general corporate purposes).
The renewed facility expires in December 2027 and bears interest at EURIBOR plus a margin. The principal terms and conditions of the renewed facility are as follows:
•drawdown stop when conditions precedent are not met;
•repayment in full at maturity date;
•commitment fee per year equals to 35% of the applicable margin and is payable for each undrawn facility in the period from the agreement signing date to the date being 42 months following the signing date. For the year ended December 31, 2023, the commitment fee was 1.365% per year (equal to 35% of the margin of 3.9%).
In December 2022, the Group completed two drawdowns on part (i) and part (ii) of the renewed facility for a total amount of €279,210 thousand, of which €170,000 thousand (part (i)) was used to repay the Group’s old facility by a way of netting with the drawdown on the renewed facility. In June and December 2023, the Group completed two drawdowns on part (ii) of €43,400 thousand and €39,000 thousand, respectively. As of December 31, 2023, the Group has not drawn on €8,390 thousand of this facility. In addition, part (iii) was partially utilized in October 2023, by issuance of letters of credit to a renewable energy supplier for an amount of €12,500 thousand. As of December 31, 2023 the unutilized amount from the guarantee facility is €17,500 thousand. Refer to Note 35 for details.
In parallel to the renewed facility, the Group entered into two interest rate caps to hedge the interest rate risk on 67% of the outstanding loan amounts under the renewed facility. Details about the Group’s interest rate caps are included in Note 19 and Note 33.
The refinancing of the old facility was accounted for as extinguishment of the former financial liability and recognition of the new debt instrument. The loss on extinguishment amounted to €2,832 thousand for the year ended December 31, 2022 and was recognized in the consolidated statement of profit and loss, within finance income/(costs). Refer to Note 12 for details.
Interest expenses on the Group’s old and renewed facilities are recognized as part of finance income/(costs) in the consolidated statement of profit or loss. Refer to Note 12 for details.
Loan covenants
Under the terms of the renewed facility, the Company and its subsidiaries (other than specific unrestricted subsidiaries) are required to comply with financial covenants. The renewed facility also contains customary negative covenants, including, but not limited to, certain restrictions on the ability of the Company to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates. The renewed facility further provides that upon the occurrence of certain events of default, the obligations thereunder may be accelerated. Such events of default include non-payment, drawdown stop events, breach of financial and other covenants, cross default, insolvency, unlawfulness, material adverse change and other customary events of default. Details about the covenants and compliance with covenants are included in Note 34.
Assets pledged as security
The renewed facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents in Note 22 and non-current other financial assets in Note 19), pledges on trade and other receivables presented in Note 20 and pledges on the shares in the capital of Allego Holding B.V., Allego B.V., Allego GmbH and Allego France SAS held by the Group, which combined represent more than 85% of the Group's total assets.
The carrying amount of assets pledged as security for the renewed facility are as follows:

(in €‘000)	December 31, 2023	December 31, 2022
Current assets
Floating charge
Cash and cash equivalents	40,628	56,317
Trade receivables	7,178	—
Other receivables	—	—
Total current assets pledged as security	47,806	56,317

Non-current assets
Floating charge
Non-current other financial assets	10,500	10,500
Total current assets pledged as security	10,500	10,500

Total assets pledged as security	58,306	66,817
Transaction costs
During the year ended December 31, 2023, the Group incurred €624 thousand (2022: €11,657 thousand, 2021: €517 thousand) of transaction costs, which are directly attributable to the old and renewed facilities. These costs are included in the measurement of the respective drawdowns and are amortized over the term of these drawdowns using the effective interest method.
The Group expects that it will draw on the funds available under the parts (i) and (ii) of the renewed facility. Therefore, commitment fees paid on the unused portion of these parts of the renewed facility are deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the respective facility parts. Part (iii) of the renewed facility is utilized by the issuance of guarantees and letters of credit to the Group's counterparties, thus no actual drawdowns are made by the Group. The issued guarantees or letters of credit represent off-balance sheet commitments, refer to Note 35 for further details. As such, the commitment fee is capitalized as a prepayment for liquidity services, amortized over the period of that part of the facility and recognized in the consolidated statement of profit or loss, within finance income/(costs). During the years ended December 31, 2023 and December 31, 2022, the Group did not incur material commitment fees for part (iii) of the renewed facility.
Shareholder loans (1)
In 2018 and 2019, the Group entered into six shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations. All shareholder loans had similar terms and conditions. The principal terms and conditions were as follows:
•repayment in full at maturity date;
•interest can be paid or accrued at the discretion of the Group. Any accrued interest is due at the maturity date of the loan.
On March 16, 2022, immediately prior to the closing of the previously announced business combination and pursuant to the terms of the BCA, the outstanding principal of the shareholder loans together with the accrued interest on these loans have been converted into equity. For further details regarding the equity conversion of the shareholder loans refer to Note 23.
Interest expenses on the Group’s shareholder loans with Madeleine were recognized as part of finance income/(costs) in the consolidated statement of profit or loss, refer to Note 12 for details, and were accrued to the carrying value of the shareholder loans. During the year ended December 31, 2022, the Group recognized an interest expense of €1,738 thousand (2021: €8,162 thousand) on these shareholder loans before the conversion into equity.
Shareholder loans (2)
With the acquisition of Mega-E on March 16, 2022, the Group assumed a shareholder loan with Meridiam EM SAS to finance its operations. The terms and conditions of the loan have been amended subsequent to the initial loan agreement being signed. The principal terms and conditions were as follows:
•repayment in full at maturity date;
•interest is paid half yearly in arrears;
•the loan becomes due in the event of a share capital increase.
During the year ended December 31, 2022, the loan was fully settled.
Interest expense on the shareholder loan with Meridiam EM SAS was recognized as part of finance income/(costs) in the consolidated statement of profit or loss. During the year ended December 31, 2022, the Group recognized interest expenses of €5 thousand on the shareholder loan.
Maturity profile of borrowings
The maturity profile of the borrowings is included in Note 33.
Changes in liabilities arising from financing activities
The movements in liabilities from financing activities in 2023 and 2022 have been as follows:

(in €‘000)	Renewed facility	Old facility (senior debt)	Shareholder loans (1)	Shareholder loan (2)	Lease liabilities	Total
As at January 1, 2022	—	112,935	100,193	—	31,617	244,745
Proceeds from borrowings	109,210	50,000	—	—	—	159,210
Transaction fees	(9,200)	(1,505)	—	—	—	(10,705)
Net settlement of old facility against renewed facility	170,000	(170,000)	—	—	—	—
Payment of old facility break costs	—	(46)	—	—	—	(46)
Acquisition of Mega-E	—	—	—	23,398	11,055	34,453
Acquisition of MOMA	—	—	—	—	1,594	1,594
Settlement of borrowings	—	—	—	(23,403)	—	(23,403)
Loss on modification of old facility	—	1,730	—	—	—	1,730
Loss on extinguishment of old facility	—	2,832	—	—	—	2,832
Conversion to equity	—	—	(101,931)	—	—	(101,931)
Payment of principal portion of lease liabilities	—	—	—	—	(5,227)	(5,227)
New leases	—	—	—	—	11,607	11,607
Termination of leases	—	—	—	—	(88)	(88)
Foreign exchange adjustments	—	—	—	—	766	766
Other changes	(977)	4,054	1,738	5	—	4,820
As at December 31, 2022	269,033	—	—	—	51,324	320,357
Proceeds from borrowings	82,400	—	—	—	—	82,400
Transaction fees*	(624)	—	—	—	—	(624)
Payment of principal portion of lease liabilities	—	—	—	—	(4,692)	(4,692)
New leases	—	—	—	—	37,932	37,932
Termination of leases	—	—	—	—	(393)	(393)
Foreign exchange adjustments	—	—	—	—	(684)	(684)
Other changes	(87)	—	—	—	3	(84)
As at December 31, 2023	350,722	—	—	—	83,490	434,212
*The transaction costs on borrowings as displayed in the consolidated statement of cash flows of €1,576 thousand do not reconcile to the transaction fees disclosed above for the year ended December 31, 2023 as they also include the cash payment of transaction costs incurred in the previous period on the refinancing of the facility and shown as payables in the prior period of €952 thousand.
Other changes for the year ended December 31, 2023 reflect a decrease of €84 thousand (2022: an increase of €4,820 thousand) which primarily include the effect of accrued interest on the Group’s borrowings of €23,364 thousand (2022: €13,871 thousand), offset by interest payments on the Group’s borrowings of €9,407 thousand (2022: €7,242 thousand), interest payable reclassified to trade and other payables of €13,019 thousand (2022: €564 thousand), fees paid of €1,080 thousand (2022: €205 thousand) and fees payable reclassified to trade and other payables of €56 thousand (2022: €1,037 thousand). The Group presents interest paid as cash flows from operating activities.